RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of major related parties and their relationship with the Group

Company name	Relationship with the Group	Major transaction with the Group

Pucheng Credit Assessment and Management (Beijing) Co., Ltd. (“Pucheng Credit”)	Subsidiary of Consolidated VIE of CreditEase	Collection services, management consulting services, customers acquisition and referral services and related party loans

Puxin	Subsidiary of CreditEase	System support services and sales of goods

Zhuoyue	Consolidated VIE of CreditEase	Customers acquisition and referral services and related party loans

Beijing Zhicheng Credit Service Co., Ltd. (“Beijing Zhicheng”)	Consolidated VIE of CreditEase	Credit assessment services

Zhicheng A’Fu Technology Development Co.,Ltd. (“Zhicheng A’Fu”)	Consolidated VIE of CreditEase	Credit assessment services

Hengcheng	Consolidated VIE of CreditEase (from January 2021)	Post-loan management services, technical services and acquisition and referral services

Huichuang Financial Leasing (Shanghai) Co., Ltd.	Subsidiary of CreditEase	Customers acquisition and referral services

Xinda Hongtao Technology Development (Beijing) Co., Ltd. (“Xinda Hongtao”)	Consolidated VIE of CreditEase	Customers acquisition and referral services

Goodhope Entry-Exit Consulting Services (Beijing) Company Limited. (“Goodhope”)	Consolidated VIE of CreditEase	Customers acquisition and referral services

Creditease Puze (Beijing) Fund Sales Co., Ltd. (“Creditease Puze”)	Subsidiary of Consolidated VIE of CreditEase	Customers acquisition and referral services

Hengda Hongyuan International Technology Development (Beijing) Co., Ltd. (“Hengda Hongyuan”)	Subsidiary of Consolidated VIE of CreditEase	Financing services through transfer of financial lease receivables

Huimin	Consolidated VIE of CreditEase (from November 2019)	Customer hotline services

Chongqing Chengyuan Future E-commerce Service Co., Ltd.	Consolidated VIE of CreditEase	System support services

Hainan CreditEase Puhui Small Loan Co., Ltd. (“Hainan CreditEase”)	Subsidiary of Consolidated VIE of CreditEase	Customers acquisition and referral services

CreditEase Securities (HK) Limited.	Subsidiary of Consolidated VIE of CreditEase	Management consulting services

Ruicheng Family Information Consulting (Beijing) Co., Ltd.(“Ruicheng”)	Consolidated VIE of CreditEase	Customers acquisition and referral services

Schedule of cost and expense incurred for services provided by CreditEase, its subsidiaries and affiliates

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Customers acquisition and referral services	387,843	281,633	216,958
Credit assessment services	8,022	56,957	110,566
System support services	164,671	135,118	100,635
Collection services	421,726	17,943	22,735
Others services	40,956	—	91
Total costs and expenses	1,023,218	491,651	450,985

Schedule of revenue derived from services provided by CreditEase, its subsidiaries and affiliates

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Customers acquisition and referral service	138,438	442,570	409,688
Technical services	—	85,832	—
Post-loan management services	—	44,586	—
Others services	7,004	170	1,322
Total revenue	145,442	573,158	411,010

Schedule of amount of loans collected from/(issued to) related party

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Pucheng Credit	—	—	(200,000)
Total	—	—	(200,000)

Schedule of amount of loans received from/ (repaid to) related party

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Qichuang	—	—	(43,000)
Hengda Hongyuan (a)	361,500	(26,700)	(139,000)
Total	361,500	(26,700)	(182,000)
(a)Amounts related to transfer financial receivable to related party which only include principal, as discussed in Note 9.

Schedule of related party balances

Details of related party balances as of December 31, 2021 and 2022 are as follows:

(i)	Amounts due from related parties

	December 31,	December 31,
	2021	2022
	RMB	RMB
Zhuoyue (Note a)	467,214	549,699
Pucheng Credit (Note f)	—	204,000
Puxin (Note b)	123,261	195,406
Hengcheng (Note c)	144,961	172,103
Huichuang (Note a)	109,499	88,887
Hainan CreditEase (Note a)	16,185	20,259
Creditease Puze (Note a)	5,093	549
Others	13,043	35,329
Total	879,256	1,266,232

(ii)	Amounts due to related parties

	December 31,	December 31,
	2021	2022
	RMB	RMB
Hengda Hongyuan (Note e)	340,216	198,045
Pucheng Credit (Note d)	31,141	12,162
Zhicheng A'Fu (Note d)	10,680	10,293
Huimin (Note d)	4,921	4,524
Hengcheng (Note c)	16,361	—
Huicong International (Note d)	15,974	—
Others	14,834	2,700
Total	434,127	227,724
(a)	Amounts relate to the referral services provided to the related parties.
(b)	Amounts relate to the prepayment of system support services provided to the related parties.
(c)	Amounts due from and due to Hengcheng were related to the disposal of Huimin and customer services provided.
(d)	Amounts relate to the provision of credit assessment, collection, system support, identity verification, referral services and trust investment provided by the related parties.
(e)	In 2022, based on the financing arrangement with Haijin Yichuang, RMB198,045 related to financing receivables was transferred to related party, which includes the principal and interests.
(f)	Amounts relate to the loans provided to the related party.